Goodwill and Intangible Assets - Summary of Goodwill Balances (Detail) (USD $) In Thousands, unless otherwise specified	May 03, 2014	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Gross Goodwill	$ 110,688	$ 110,688	$ 110,688	$ 110,688
Accumulated Impairment	(46,942)	(46,942)	(46,942)	(46,942)
Net Goodwill	$ 63,746	$ 63,746	$ 63,746	$ 63,746